UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE LARGE CAP GROWTH FUND

FORM N-Q

AUGUST 31, 2018

CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited)	August 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 15.7%
Hotels, Restaurants & Leisure - 2.6%
Chipotle Mexican Grill Inc.	239,660	$113,881,639	*
Yum China Holdings Inc.	5,130,349	198,441,899

Total Hotels, Restaurants & Leisure		312,323,538

Internet & Direct Marketing Retail - 7.0%
Amazon.com Inc.	413,256	831,764,484	*

Media - 3.8%
Comcast Corp., Class A Shares	5,997,678	221,854,109
Walt Disney Co.	2,068,459	231,708,777

Total Media		453,562,886

Specialty Retail - 2.3%
Home Depot Inc.	1,369,996	275,054,097

TOTAL CONSUMER DISCRETIONARY		1,872,705,005

CONSUMER STAPLES - 5.6%
Beverages - 3.0%
Anheuser-Busch InBev SA, ADR	2,408,144	224,511,265
Coca-Cola Co.	3,153,014	140,529,834

Total Beverages		365,041,099

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	718,603	167,527,918

Food Products - 1.2%
McCormick & Co. Inc., Non Voting Shares	1,125,058	140,497,243

TOTAL CONSUMER STAPLES		673,066,260

ENERGY - 3.0%
Energy Equipment & Services - 1.9%
Schlumberger Ltd.	3,489,057	220,368,840

Oil, Gas & Consumable Fuels - 1.1%
Pioneer Natural Resources Co.	782,410	136,687,027

TOTAL ENERGY		357,055,867

FINANCIALS - 5.1%
Capital Markets - 3.5%
BlackRock Inc.	459,453	220,105,554
Charles Schwab Corp.	4,048,648	205,630,832

Total Capital Markets		425,736,386

Consumer Finance - 1.6%
American Express Co.	1,778,065	188,439,329

TOTAL FINANCIALS		614,175,715

HEALTH CARE - 16.5%
Biotechnology - 7.7%
Alexion Pharmaceuticals Inc.	1,490,027	182,140,900	*
Biogen Inc.	714,588	252,599,712	*
BioMarin Pharmaceutical Inc.	861,510	86,133,770	*

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	SHARES	VALUE
Biotechnology - continued
Celgene Corp.	2,676,721	$252,816,298	*
Regeneron Pharmaceuticals Inc.	353,690	143,863,408	*

Total Biotechnology		917,554,088

Health Care Equipment & Supplies - 0.5%
Dentsply Sirona Inc.	1,359,891	54,286,849

Health Care Providers & Services - 2.9%
UnitedHealth Group Inc.	1,310,098	351,708,909

Life Sciences Tools & Services - 2.0%
Thermo Fisher Scientific Inc.	1,006,565	240,669,692

Pharmaceuticals - 3.4%
Johnson & Johnson	1,156,883	155,820,571
Zoetis Inc.	2,732,458	247,560,695

Total Pharmaceuticals		403,381,266

TOTAL HEALTH CARE		1,967,600,804

INDUSTRIALS - 7.1%
Air Freight & Logistics - 1.6%
United Parcel Service Inc., Class B Shares	1,583,944	194,635,039

Industrial Conglomerates - 2.0%
Honeywell International Inc.	1,505,860	239,522,092

Machinery - 1.3%
Caterpillar Inc.	1,073,170	149,009,654

Trading Companies & Distributors - 2.2%
WW Grainger Inc.	741,949	262,701,882

TOTAL INDUSTRIALS		845,868,667

INFORMATION TECHNOLOGY - 39.0%
Communications Equipment - 1.8%
Palo Alto Networks Inc.	924,054	213,595,082	*

Internet Software & Services - 10.7%
Akamai Technologies Inc.	3,550,467	266,782,090	*
Alibaba Group Holding Ltd., ADR	505,080	88,394,051	*
Alphabet Inc., Class A Shares	127,050	156,500,190	*
Alphabet Inc., Class C Shares	315,988	384,933,422	*
Facebook Inc., Class A Shares	2,175,779	382,349,644	*

Total Internet Software & Services		1,278,959,397

IT Services - 5.7%
PayPal Holdings Inc.	2,707,179	249,953,837	*
Visa Inc., Class A Shares	2,962,567	435,171,467

Total IT Services		685,125,304

Semiconductors & Semiconductor Equipment - 3.6%
QUALCOMM Inc.	3,273,440	224,918,062
Texas Instruments Inc.	1,793,235	201,559,614

Total Semiconductors & Semiconductor Equipment		426,477,676

See Notes to Schedule of Investments.

ClearBridge Large Cap Growth Fund

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY		SHARES	VALUE
Software - 14.7%
Adobe Systems Inc.		1,363,307	$359,245,027	*
Microsoft Corp.		4,502,642	505,781,776
Oracle Corp.		4,884,060	237,267,635
Red Hat Inc.		1,837,083	271,392,271	*
Splunk Inc.		1,790,260	229,421,819	*
VMware Inc., Class A Shares		944,310	144,724,951	*

Total Software			1,747,833,479

Technology Hardware, Storage & Peripherals - 2.5%
Apple Inc.		1,295,295	294,848,001

TOTAL INFORMATION TECHNOLOGY			4,646,838,939

MATERIALS - 3.1%
Chemicals - 3.1%
Ecolab Inc.		1,377,061	207,220,139
Praxair Inc.		1,000,490	158,267,513

TOTAL MATERIALS			365,487,652

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Equinix Inc.		440,380	192,062,930

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $7,919,685,144)			11,534,861,839

	RATE
SHORT-TERM INVESTMENTS - 3.0%
JPMorgan 100% U.S. Treasury Securities Money Market
Fund, Institutional Class (Cost - $360,283,327)	1.811%	360,283,327	360,283,327

TOTAL INVESTMENTS - 99.7% (Cost - $8,279,968,471)			11,895,145,166
Other Assets in Excess of Liabilities - 0.3%			32,636,042

TOTAL NET ASSETS - 100.0%			$11,927,781,208

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$11,534,861,839	—	—	$11,534,861,839
Short-Term Investments†	360,283,327	—	—	360,283,327

Total Investments	$11,895,145,166	—	—	$11,895,145,166

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2018